FRANK FUNDS
6 Stacy Court
Parsippany, NJ 07054





August 25, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



Re:  Frank Funds (the "Registrant")
     File Nos. 333-113657 and 811-21532





Ladies and Gentlemen:



Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Pre-Effective Amendment No. 2, which was filed with the Commission on July 20, 2004 and
(ii) that Pre-Effective Amendment No. 2 has been filed electronically with the Commission.





Very truly yours,

/s/ Alfred C. Frank
-------------------------
Alfred C. Frank
President